T. ROWE PRICE GNMA Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.3%
Whole Loans Backed
0.3%
Angel Oak Mortgage Trust
Series 2023-3, Class A1, CMO, STEP
4.80%, 9/26/67 (1) 986 943
Vista Point Securitization Trust
Series 2020-1, Class A2, CMO, ARM
2.77%, 3/25/65 (1) 1,231 1,213
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$2,163) 2,156
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 104.7%
U.S. Government Agency Obligations
3.3%
Federal Home Loan Mortgage
6.50%, 8/1/36  15 16
7.00%, 11/1/30 - 4/1/32  257 267
Federal Home Loan Mortgage, UMBS, 5.00%, 10/1/51  1,880 1,826
Federal National Mortgage Assn.
3.50%, 7/1/48 - 11/1/48  992 891
Federal National Mortgage Assn., ARM, 12M USD LIBOR +
1.579%, 4.09%, 11/1/35  3 3
Federal National Mortgage Assn., CMO, 5.50%, 12/25/36  548 549
Federal National Mortgage Assn., CMO, IO, 3.00%, 2/25/28  2,848 112
Federal National Mortgage Assn., UMBS
2.50%, 3/1/42  5,811 4,974
3.50%, 5/1/50  1,309 1,187
5.00%, 10/1/51  1,690 1,647
UMBS, TBA (2)
1.50%, 9/1/38  1,447 1,234
2.00%, 9/1/38 - 9/1/53  6,322 5,147
2.50%, 9/1/38 - 9/1/53  5,029 4,386
3.00%, 9/1/38 - 9/1/53  4,256 3,856
3.50%, 9/1/38 - 9/1/53  4,337 3,956
4.00%, 9/1/53  320 295
5.50%, 9/1/53  1,219 1,204
6.00%, 9/1/53  600 602
32,152
U.S. Government Obligations
101.4%
Government National Mortgage Assn.
1.50%, 3/20/36 - 4/20/52  49,440 40,660
2.00%, 11/20/50 - 12/20/52  197,884 163,571

T. ROWE PRICE GNMA Fund

Par/Shares $ Value
(Amounts in 000s)
2.50%, 8/20/50 - 9/20/52  223,443 190,045
3.00%, 11/20/26 - 10/20/51  172,108 152,645
3.50%, 1/20/27 - 5/20/51  110,303 101,393
4.00%, 3/20/39 - 10/20/50  73,677 69,742
4.50%, 5/20/30 - 11/20/52  50,552 49,038
5.00%, 5/15/33 - 6/20/49  27,285 27,200
5.50%, 5/20/31 - 3/20/49  22,724 23,017
6.00%, 6/20/31 - 12/20/52  14,160 14,396
6.50%, 12/15/23 - 11/20/52  7,775 7,924
7.00%, 1/20/28 - 12/20/52  2,291 2,340
7.50%, 9/15/23 - 6/15/32  426 427
8.00%, 10/20/24 - 3/15/30  206 209
8.50%, 9/15/24  — —
9.00%, 8/15/24 - 3/20/25  2 2
9.50%, 9/15/24 - 12/15/24  2 2
Government National Mortgage Assn., CMO
3.00%, 2/20/46 - 11/20/47  3,033 2,407
3.50%, 6/20/47 - 10/20/50  6,677 5,765
Government National Mortgage Assn., CMO, ARM
SOFR30A + 0.45%, 5.688%, 9/20/52  4,784 4,547
SOFR30A + 0.75%, 5.988%, 1/20/53  7,894 7,729
Government National Mortgage Assn., CMO, ARM, IO, 2.675%,
2/16/51  5,992 577
Government National Mortgage Assn., CMO, IO
3.00%, 2/20/46 - 1/20/50  4,454 446
3.50%, 8/20/29 - 11/20/51  25,475 3,089
4.00%, 10/20/42 - 6/20/49  18,597 3,047
4.50%, 4/20/39 - 6/20/49  7,897 946
Government National Mortgage Assn., TBA (2)
2.00%, 9/20/53  26,643 21,974
2.50%, 9/20/53  10,425 8,869
3.00%, 9/20/53  13,970 12,282
3.50%, 9/20/53  20,550 18,660
4.00%, 9/20/53  3,863 3,599
4.50%, 9/20/53  10,200 9,720
5.00%, 9/20/53  17,655 17,180
5.50%, 9/20/53  9,790 9,691
6.50%, 9/20/53  1,140 1,155
974,294
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $1,107,767) 1,006,446

T. ROWE PRICE GNMA Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 11.6%
Money Market Funds 11.6%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 111,658 111,658
Total Short-Term Investments (Cost $111,658) 111,658
Total Investments in Securities 116.6%
(Cost $1,221,588) $ 1,120,260
Other Assets Less Liabilities (16.6)% (159,153)
Net Assets 100.0% $ 961,107
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$2,156 and represents 0.3% of net assets.
(2) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $123,810 and represents 12.9% of net assets.
(3) Seven-day yield
(4) Affiliated Companies
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
IO Interest-only security for which the fund receives interest on notional principal
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE GNMA Fund

Par $ Value
(Amounts in 000s)
TBA SALES COMMITMENTS (1.4)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES (1.4)%
U.S. Government Agency Obligations
(0.9)%
UMBS, TBA
4.50%, 9/1/53  5,648 (5,355)
5.00%, 9/1/53  2,894 (2,806)
(8,161)
U.S. Government Obligations
(0.5)%
Government National Mortgage Assn., TBA
2.50%, 9/20/53  2,665 (2,267)
3.00%, 9/20/53  3,186 (2,801)
(5,068)
Total TBA Sales Commitments (Proceeds $(13,312)) (13,229)

T. ROWE PRICE GNMA Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 433 U.S. Treasury Notes five year contracts 12/23 46,297 $ 293
Short, 157 Ultra U.S. Treasury Bonds contracts 12/23 (20,327) (320)
Short, 132 Ultra U.S. Treasury Notes ten year
contracts 12/23 (15,326) (188)
Net payments (receipts) of variation margin to date 145
Variation margin receivable (payable) on open futures contracts $ (70)

T. ROWE PRICE GNMA Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ —# $ — $ 1,362+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 99,070  ¤  ¤ $ 111,658^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,362 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $111,658.

T. ROWE PRICE GNMA Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price GNMA Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE GNMA Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE GNMA Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,008,602 $ — $ 1,008,602
Short-Term Investments 111,658 — — 111,658
Total Securities 111,658 1,008,602 — 1,120,260
Futures Contracts* 293 — — 293
Total $ 111,951 $ 1,008,602 $ — $ 1,120,553
Liabilities
TBA Sales Commitments $ — $ 13,229 $ — $ 13,229
Futures Contracts* 508 — — 508
Total $ 508 $ 13,229 $ — $ 13,737
1
Includes Non-U.S. Government Mortgage-Backed Securities and U.S. Government & Agency
Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE GNMA Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F70-054Q1 08/23